Warrants (Tables)	12 Months Ended
Dec. 31, 2024
Warrants
Schedule of warrant

Weighted
		Weighted	Average
		Average	Remaining	Aggregate
	Number of	Exercise	Contractual	Intrinsic
	Shares	Price	Life (years)	Value
December 31, 2023	510,000	$3.50	0.60	$—

Grants	—	—	—	—
Expirations	(255,000)	3.50	—	—
Exercised	(255,000)	3.50	—	—
December 31, 2024	—	$—	—	$—

Warrants exercisable at:
December 31, 2024	—	$—	—	$—

Summary of common stock warrants outstanding

Outstanding and Exercisable
Weighted Average
Remaining Contractual
Exercise Price	Number Outstanding	Life (years)	Weighted Average Exercise Price
$—	—	—	$—